Restricted Net Assets	6 Months Ended
Jun. 30, 2026
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

11. RESTRICTED NET ASSETS

As a result of the PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves of the Company’s PRC subsidiaries.

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Additional paid-in-capital	203,150	203,150	29,941
Statutory reserve	32,647	32,647	4,812
	235,797	235,797	34,753